Revenue - Interest income net (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Interest revenue calculated using the effective interest rate	₽ (6,764)	₽ (3,453)	₽ (2,390)
Interest expense classified as part of cost of revenue	454	505	288
Interest income and expenses from non-banking loans, net, classified separately in the consolidated statement of comprehensive income	(58)	(92)	68
Interest income and expenses related to discontinued operations			(659)
Interest income, net, for the purposes of consolidated cash flow statement	₽ (6,368)	₽ (3,040)	₽ (2,693)